RELATED PARTY TRANSACTIONS	9 Months Ended
Sep. 30, 2012
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

16.  RELATED PARTY TRANSACTIONS

Jamey Weichert, the Company’s Chief Scientific Officer and principal founder of Cellectar, and a director and shareholder of the Company, is a faculty member at the University of Wisconsin-Madison (“UW”).

During the year ended December 31, 2011, the Company made contributions totaling $206,500 to UW, for use towards unrestricted research activities.  No payments were made to UW during the year ended December 31, 2010.

During the nine months ended September 30, 2012, the Company made contributions to UW totaling $206,500 for use towards unrestricted research activities and paid UW $144,044 for costs associated with clinical trial agreements. The Company made contributions to the UW of $125,000 during the nine months ended September 30, 2011.